Dividends Payable - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2010
Dividends Payable [Line Items]
Declaration of dividends	194,526
Dividend Declared [Member]
Dividends Payable [Line Items]
Declaration of dividends	90,000	159,901